INVESCO EQUITY FUNDS, INC.
          (formerly INVESCO Capital Appreciation Funds, Inc.)
                         INVESCO Dynamics Fund
                      INVESCO Growth & Income Fund
                          (September 1, 1998)

                    INVESCO DIVERSIFIED FUNDS, INC.
                    INVESCO Small Company Value Fund
                           (December 1, 1997)

                INVESCO EMERGING OPPORTUNITY FUNDS, INC.
                   INVESCO  Small  Company  Growth  Fund
             (October 1, 1997 as supplemented October 8, 1997)

                       INVESCO GROWTH FUND, INC.
                           (January 1, 1998)

                       INVESCO INCOME FUNDS, INC.
                       INVESCO Select Income Fund
                        INVESCO High Yield Fund
                      INVESCO Short-Term Bond Fund
                           (January 1, 1998)

                  INVESCO INDUSTRIAL INCOME FUND, INC.
                           (November 1, 1997)

                   INVESCO MULTIPLE ASSET FUNDS, INC.
                         INVESCO Balanced Fund
                  INVESCO Multi-Asset Allocation Fund
                           (December 1, 1997)

                     INVESCO SPECIALTY FUNDS, INC.
                          INVESCO Realty Fund
                           (December 1, 1997)

                          INVESCO VALUE TRUST
               INVESCO Intermediate Government Bond Fund
                       INVESCO Value Equity Fund
                       INVESCO Total Return Fund
                           (January 1, 1998)

                INVESCO VARIABLE INVESTMENT FUNDS, INC.
                         VIF-Dynamics Portfolio
                       VIF-Total Return Portfolio
                   VIF-Small Company Growth Portfolio
                          VIF-Growth Portfolio
                        VIF-Technology Portfolio
                     VIF-Health Sciences Portfolio
                        VIF-High Yield Portfolio
                    VIF-Industrial Income Portfolio
                        VIF-Utilities Portfolio
                          VIF-Realty Portfolio
                    (May 1, 1998 and July 6, 1998)

             Supplement to Prospectuses of the Above Funds
               Date of Which Are Indicated In Parenthesis

Each of the above Funds has the ability to invest up to 25% of its total assets in the securities of non-U.S. issuers. Accordingly, the prospectuses of these Funds are amended to include the following information under the section titled "Investment Policies and Risks - Foreign Securities" or, with regard to the INVESCO Value Trust Funds and the INVESCO Variable Investment Portfolios, the section titled "Risk Factors - Foreign Securities":


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Austria,  Belgium,  Finland, France, Germany,  Ireland, Italy,  Luxembourg,  The
Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"). EMU intends to establish a common European currency for EMU countries which will be known as the "euro." Each participating country presently plans to adopt the euro as its currency on January 1, 1999. The old national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

The planned introduction of the euro presents some uncertainties and possible risks, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; whether exchange rates for existing currencies and the euro will be adequately established; and whether suitable clearing and settlement systems for the euro will be in operation. These and other factors may cause market disruptions before or after January 1, 1999 and could adversely affect the value of securities held by the Fund.

The date of this supplement in September 1, 1998.